Deposits and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Deposits and Other Current Assets, Net [Abstract]
Schedule of Deposits and Other Current Assets, Net

As of June 30, 2025 and December 31, 2024, deposits and other current assets, net consisted of the following balances:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Trade deposits	$913,950	$530,691
Tax recoverable	24,585	18,891
Other assets	13,915	779
Less: allowance for expected credit losses	(2)	(2)
Deposits and other current assets, net	$952,448	$550,359

Schedule of Allowances for Expected Credit Losses

The movement of allowances for expected credit losses is as follow:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$2	$2
Provision for expected credit losses	—	—
Balance at the end of the period/year	$2	$2